N-4	Apr. 30, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	Athene Annuity & Life Assurance Co of New York
Entity Central Index Key	0001590625
Entity Investment Company Type	N-4
Document Period End Date	Apr. 03, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	10%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	12%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	37%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	55%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	40%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	26%
5/31/2025	5/31/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	65%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	49%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	42%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	39%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	65%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	93%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	90%
5/31/2025	5/31/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	10%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	12%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	37%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	55%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	40%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	26%
6/1/2025	6/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	65%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	49%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	42%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	39%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	65%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	93%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	100%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	90%
6/1/2025	6/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	10%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	12%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	37%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	55%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	40%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	26%
7/1/2025	7/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	65%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	49%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	42%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	39%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	65%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	93%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	90%
7/1/2025	7/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	10%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	12%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	37%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	55%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	40%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	26%
8/1/2025	8/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	65%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	49%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	42%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	39%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	65%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	93%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	90%
8/1/2025	8/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	10%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	20%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	24%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	17%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	12%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	12%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	37%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	55%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	40%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	26%
9/1/2025	9/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	65%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	49%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	42%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	39%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	65%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	93%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	90%
9/1/2025	9/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	8%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	17%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	23%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	10%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	33%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	55%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	35%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	23%
9/5/2025	9/5/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	65%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	46%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	40%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	35%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	65%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	85%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	80%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	52%
9/5/2025	9/5/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	8%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	17%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	23%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	10%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	33%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	55%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	35%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	23%
10/1/2025	10/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	65%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	46%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	40%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	35%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	65%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	85%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	80%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	52%
10/1/2025	10/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	8%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	17%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	23%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	10%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	33%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	55%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	35%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	23%
11/1/2025	11/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	65%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	46%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	40%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	35%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	65%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	85%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	80%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	52%
11/1/2025	11/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	8%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	17%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	23%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	10%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	33%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	55%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	35%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	23%
12/1/2025	12/1/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	65%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	46%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	40%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	35%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	65%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	85%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	80%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	52%
12/1/2025	12/1/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	8%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	16%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	17%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	23%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	15%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	11%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	10%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	33%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	55%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	35%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	23%
12/2/2025	12/2/2025	Amplify 2.0 NF	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	60%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	46%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	40%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	35%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	65%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	75%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	90%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	70%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	52%
12/2/2025	12/2/2025	Amplify 2.0 NF	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	100%